Other assets - Schedule of other assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Other assets [abstract]
Net defined benefit assets	€ 568	€ 554
Investment properties	19	14
Property development and obtained from foreclosures	18	32
Prepayments	413	438
Accrued assets	499	523
Amounts to be settled	3,550	3,869
Other	1,879	1,687
Other assets total	€ 6,945	€ 7,117